Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Nov. 30, 2016	Nov. 30, 2015
Operating activities:
Net income	$ 1,148,114	$ 1,934,307
Adjustments to reconcile net income to net cash flows from operating activities:
Depreciation	453,823	395,821
Stock options issued for services	78,789	60,719
Changes in other assets and liabilities:
Accounts receivable	208,765	(1,883,211)
Inventory	(884,013)	(936,101)
Costs and estimated earnings in excess of billings	(923,853)	201,945
Other current assets	164,341	98,549
Accounts payable	274,686	(726,125)
Accrued commissions	214,972	(157,248)
Billings in excess of costs and estimated earnings	(625,204)	898,014
Other current liabilities	(1,077,518)	307,625
Net operating activities	(967,098)	194,295
Investing activities:
Acquisition of property and equipment	(1,237,072)	(855,129)
Other investing activities	(17,024)	(2,847)
Net investing activities	(1,254,096)	(857,976)
Financing activities:
Proceeds from issuance of common stock, net	150,940	266,021
Net change in cash and cash equivalents	(2,070,254)	(397,660)
Cash and cash equivalents - beginning	6,086,080	4,895,898
Cash and cash equivalents - ending	$ 4,015,826	$ 4,498,238